Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Components of Earnings Per Share
The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2019	2018	2017
Net income attributable to U.S. Bancorp	$6,914	$7,096	$6,218
Preferred dividends	(302)	(282)	(267)
Impact of preferred stock redemption (a)	–	–	(10)
Earnings allocated to participating stock awards	(29)	(30)	(28)

Net income applicable to U.S. Bancorp common shareholders	$6,583	$6,784	$5,913

Average common shares outstanding	1,581	1,634	1,677
Net effect of the exercise and assumed purchase of stock awards	2	4	6

Average diluted common shares outstanding	1,583	1,638	1,683

Earnings per common share	$4.16	$4.15	$3.53
Diluted earnings per common share	$4.16	$4.14	$3.51

(a)
Represents stock issuance costs originally recorded in preferred stock upon the issuance of the Company’s Series G Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.